LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Lease Expenses
	Year ended December 31
	2023	2022

Interest expense on lease liabilities	$115	$165
Exchange rate differences	(57)	(237)
CPI recognized on lease liabilities and right-of-use assets	39	95
Depreciation expenses on right-of-use assets	805	726
Expense due to removal of lease liabilities and right-of-use assets	-	(1)

Schedule of Right-of-Use Assets

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	$3,522	$747	$4,269

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	194	194

Revaluation recognized in CPI	31	8	39

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(75)	(75)

Balance as of December 31, 2023	3,553	874	4,427

Accumulated depreciation:

Balance as of January 1, 2023	2,276	425	2,701

Additions during the year:

Depreciation	592	213	805

Disposals during the year:

Disposals of right-of-use assets	-	(59)	(59)

Balance as of December 31, 2023	2,868	579	3,447

Depreciated cost on December 31, 2023	$685	$295	$980

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2022	$3,441	$744	$4,185

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	102	102

Revaluation recognized in CPI	81	14	95

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(113)	(113)

Balance as of December 31, 2022	3,522	747	4,269

Accumulated depreciation:

Balance as of January 1, 2022	1,718	358	2,076

Additions during the year:

Depreciation	558	168	726

Disposals during the year:

Disposals of right-of-use assets	-	(101)	(101)

Balance as of December 31, 2022	2,276	425	2,701

Depreciated cost on December 31, 2022	$1,246	$322	$1,568

Schedule of Lease Liability

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2023	$1,536	$280	$1,816

Lease payments	(744)	(207)	(951)

Lease deposits	-	(2)	(2)

Interest expense	90	25	115

Exchange rate differences	(45)	(12)	(57)

Additions to lease liability for new leases in the period	-	194	194

Reduction of lease liability for leases terminated in the period	-	(16)	(16)

Revaluation recognized in CPI	31	8	39

Balance as of December 31, 2023	$868	$270	$1,138

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2022	$2,286	$383	$2,669

Lease payments	(770)	(187)	(957)

Lease deposits	-	(10)	(10)

Interest expense	143	22	165

Exchange rate differences	(204)	(33)	(237)

Additions to lease liability for new leases in the period	-	102	102

Reduction of lease liability for leases terminated in the period	-	(11)	(11)

Revaluation recognized in CPI	81	14	95

Balance as of December 31, 2022	$1,536	$280	$1,816

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases

	Leasehold	Motor vehicles	Total

2024	$727	$194	$921
2025	110	101	211
2026	70	33	103
2027	41	-	41
2028	21	-	21

Total lease payments	$969	$328	$1,297
Less: imputed interest	(101)	(58)	(159)
Present value of lease liabilities	$868	$270	$1,138